Basis of Presentation and Going Concern - Additional Information (Detail)	Oct. 28, 2016 Employees	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis Of Presentation And Going Concern Details Narrative [Abstract]
Cash and cash equivalents		$ 2,822,677	$ 3,444,952	$ 9,955,449	$ 12,583,764	$ 9,906,373
Accounts payable, short-term notes payable and accrued expenses		818,315	1,160,488		4,801,436
Accumulated deficit		$ (162,245,872)	$ (161,319,600)		$ (153,339,486)
Percentage of work force reduction	90.00%
Number of employees before work force reduection | Employees	20